CAPITAL MANAGEMENT	6 Months Ended
Jun. 30, 2025
Disclosure Of Fair Value Measurement [Abstract]
CAPITAL MANAGEMENT
12.	CAPITAL MANAGEMENT

Fair Values

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

Level 1:	quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2:	valuation techniques for which the lowest level of inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly

Level 3:	valuation techniques for which the lowest level of inputs that have a significant effect on the recorded fair value are not based on observable market data.

The table below sets out the Group’s classification of each class of financial assets/liabilities, their fair values and under which valuation method they are valued:

	Level 1	Level 2	Level 3	Total carrying amount	Fair Value
	US$’000	US$’000	US$’000	US$’000	US$’000
June 30, 2025
Loans and receivables at amortised cost
Trade receivables	7,946	-	-	7,946	7,946
Cash and cash equivalents	1,546	-	-	1,546	1,546

	9,492	-	-	9,492	9,492

Liabilities at amortised cost
Senior secured term loan	-	(83,643)	-	(83,643)	(83,643)
Convertible loan note	-	(15,857)	-	(15,857)	(15,857)
Exchangeable note	-	(210)	-	(210)	(210)
Lease liabilities	(12,850)	-	-	(12,850)	(12,850)
Trade and other payables (excluding deferred income)	(26,379)	-	-	(26,379)	(26,379)
Provisions	(2,134)	-	-	(2,134)	(2,134)

	(41,363)	(99,710)	-	(141,073)	(141,073)

Fair value through profit and loss (FVPL)

Derivative liability – warrants	-	(1,114)	-	(1,114)	(1,114)
Derivative asset – prepayment option	-	67	-	67	67
Equity investments in Novus	-	-	2,763	2,763	2,763

	-	(1,047)	2,763	1,716	1,716

	(31,871)	(100,757)	2,763	(129,865)	(129,865)

	Level 1	Level 2	Level 3	Total carrying amount	Fair Value
	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2024
Loans and receivables at amortised cost
Trade receivables	13,416	-	-	13,416	13,416
Cash and cash equivalents	5,167	-	-	5,167	5,167
	18,583	-	-	18,583	18,583

Liabilities at amortised cost
Senior secured term loan	-	(72,391)	-	(72,391)	(72,391)
Convertible note	-	(15,401)	-	(15,401)	(15,401)
Exchangeable note	-	(210)	-	(210)	(210)
Lease liabilities	(12,762)	-	-	(12,762)	(12,762)
Trade and other payables (excluding deferred income)	(26,585)	-	-	(26,585)	(26,585)
Provisions	(2,529)	-	-	(2,529)	(2,529)
	(41,876)	(88,002)	-	(129,878)	(129,878)

Fair value through profit and loss (FVTPL)
Derivative liability – warrants	-	(1,658)	-	(1,658)	(1,658)
Derivative asset – prepayment option	-	166	-	166	166
Equity investments in Novus	-	-	2,455	2,455	2,455

	-	(1,492)	2,455	963	963

	(23,293)	(89,494)	2,455	(110,332)	(110,332)